Operating Segments - Summary of Long-Lived Assets by Geographical Location (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total property, plant and equipment	$ 1,412,323	$ 21,448,123	$ 37,345,716
Total intangible assets	21,013,953	21,655,035	25,956,830
Total goodwill	22,093,222	22,168,288	25,453,372	$ 30,104,661
Canada
Segment Reporting Information [Line Items]
Total property, plant and equipment	308,743	20,724,674	35,644,781
Total intangible assets	2,066,151	2,353,054	3,792,982
Total goodwill	2,550,785	2,625,851	2,613,935
United States
Segment Reporting Information [Line Items]
Total property, plant and equipment	1,103,580	723,449	1,700,935
Total intangible assets	18,947,802	19,301,981	22,163,848
Total goodwill	$ 19,542,437	$ 19,542,437	$ 22,839,437